Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Significant Accounting Policies [Line Items]
Promotional incentives remittance period after transactions	2 months
Intangible assets with indefinite useful lives	$ 0.0
Minimum contractual royalty payments period	11 years
Intagible assets amortization period	11 years
Leases of low-value asset leases and short term leases using recognition exemption	The Group has two recognition exemptions: “low value” asset leases and short-term leases (the Group uses this exemption for all leases with a term of twelve months or less). In such cases, lease payments are recognized as an expense on a straight-line basis over the lease term
Restricted cash	$ 2.5	$ 2.3
Fees in derecognition of financial liabilities, percentage	10.00%
Bottom of Range
Disclosure of Significant Accounting Policies [Line Items]
Budgets and forecast calculations period	5 years
Top of Range
Disclosure of Significant Accounting Policies [Line Items]
Budgets and forecast calculations period	7 years
Palm Angels
Disclosure of Significant Accounting Policies [Line Items]
Percent of ordinary share acquired	60.00%
Percentage of asset owned	60.00%